Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income [Abstract]
Net revenues	$ 1,561,319	$ 1,559,348	$ 1,625,073
Cost of goods sold	828,897	838,135	886,076
Gross profit	732,422	721,213	738,997
Selling, general and administrative expenses	431,104	410,140	455,412
Research and development expenses	42,621	36,685	32,598
Restructuring and other impairment charges	2,875	10,347	24,946
Net gain on sales of businesses and assets	(341)		(296)
Income from continuing operations before interest, loss on extinguishments of debt and taxes	256,163	264,041	226,337
Interest expense	79,875	89,250	121,244
Interest income	(725)	(2,484)	(2,029)
Loss on extinguishments of debt	46,630
Income from continuing operations before taxes	130,383	177,275	107,122
Taxes on income from continuing operations	25,225	40,683	33,745
Income from continuing operations	105,158	136,592	73,377
Operating income from discontinued operations (including gain (loss) on disposal of $114,702, $272,307, and $(8,238), respectively)	143,036	274,793	105,617
Taxes on income from discontinued operations	45,739	97,374	24,392
Income from discontinued operations	97,297	177,419	81,225
Net income	202,455	314,011	154,602
Less: Net income attributable to noncontrolling interest	1,361	1,157	747
Income from discontinued operations attributable to noncontrolling interest		9,860	34,081
Net income attributable to common shareholders	201,094	302,994	119,774
Basic:
Income from continuing operations	$ 2.60	$ 3.41	$ 1.83
Income from discontinued operations	$ 2.44	$ 4.22	$ 1.19
Net income	$ 5.04	$ 7.63	$ 3.03
Diluted:
Income from continuing operations	$ 2.58	$ 3.39	$ 1.82
Income from discontinued operations	$ 2.42	$ 4.20	$ 1.18
Net income	$ 4.99	$ 7.59	$ 3.01
Dividends per share	$ 1.36	$ 1.36	$ 1.34
Weighted average common shares outstanding:
Basic	39,906	39,718	39,584
Diluted	40,280	39,936	39,832
Amounts attributable to common shareholders:
Income from continuing operations, net of tax	103,797	135,435	72,630
Income from discontinued operations, net of tax	97,297	167,559	47,144
Net income attributable to common shareholders	$ 201,094	$ 302,994	$ 119,774